ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2024
Payables and Accruals [Abstract]
Schedule of Accrued expenses and other current liabilities

	As of December 31,
	2023	2024
	$US	$US
Accrued marketing expansion expenses (1)	27,363	1,026,243
Accrued payroll and social insurance	479,431	795,689
Taxes payable	17,104	23,652
Other accrued expenses (2)	317,504	206,004
Total accrued expenses and other current liabilities	841,402	2,051,588

(1)	Accrued marketing expansion expenses as of December 31, 2023 and 2024 primarily related to expenses incurred for expanding into markets including North America, Singapore, and Taiwan, China.

(2)	Other accrued expenses as of December 31, 2023 and 2024 mainly included payable rental fees and expenses paid by employees on behalf of the company, such as travel expenses, payable miscellaneous expenses such as utilities and office expenses for daily operations.